Other long-term debt (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]	May 03, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]	Dec. 31, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] Debt Instrument, Redemption, Period Three [Member]	Dec. 31, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] Debt Instrument, Redemption, Period Four [Member]	Dec. 31, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] Debt Instrument, Redemption, Period One [Member]	Dec. 31, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] Debt Instrument, Redemption, Period Two [Member]	Dec. 31, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]	Dec. 07, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]	Dec. 31, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] Debt Instrument, Redemption, Period Three [Member]	Dec. 31, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] Debt Instrument, Redemption, Period Four [Member]	Dec. 31, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] Debt Instrument, Redemption, Period One [Member]	Dec. 31, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] Debt Instrument, Redemption, Period Two [Member]	Dec. 31, 2013 Convertible Note due in September 19, 2018 at 5% [Member]	Aug. 26, 2013 Convertible Note due in September 19, 2018 at 5% [Member]
Debt Instrument [Line Items]
Debt issuance date	May 03, 2013						Dec. 06, 2013						Sep. 19, 2013
Debt instrument, aggregate principal amount		$ 200,000,000						$ 200,000,000						$ 75,761,009
Maturity date	May 03, 2018						Jun. 06, 2019						Sep. 19, 2018
Stated rate	13.25%						13.00%						5.00%
Debt issuance costs	4,951,785						4,431,292
Effective interest rate	14.44%						14.05%
Redemption price			106.625%	103.3125%	100.00%	113.25%			106.50%	103.25%	100.00%	113.00%	150.00%
Percentage of principal redeemable						35.00%						35.00%
Redemption terms					At any time prior to May 3, 2016, the Company may at its option redeem the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.	At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes issued on May 3, 2013 remain outstanding after each such redemption.					At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.	At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.	The Convertible Note is not redeemable in whole or in part at the option of the Company. However, upon an event of default, the holders may require the Company to redeem the Convertible Note at a redemption price equal to the greater of (i) 150% of the outstanding principal amount, plus accrued and unpaid interest to the redemption date and (ii) an amount equal to (A) the outstanding principal divided by two, multiplied by the conversion price then in effect, times (B) the closing price of the Common Shares, plus accrued and unpaid interest to the redemption date. Following a Change of Control or a Fundamental Transaction, the Company must make an offer to purchase all outstanding Convertible Note at a purchase price equal to 150% of the principal amount thereof plus accrued and unpaid interest to the payment date. A "Change of Control" as defined in the Convertible Note includes certain mergers, consolidations or asset sales with persons who are not or are not controlled by Permitted Holders, certain share acquisitions by persons or groups other than Permitted Holders, a majority of the Company's directors ceasing to be persons who are not, or who were not approved by, the current directors, and the adoption of a plan relating to the liquidation or dissolution of the Company. "Permitted Holders" are Mr. Zhang Yong, Chairman of the Company, Ms. Yang Yuyan, his wife, and entities in which one or both of them owns 90% of the capital stock. A "Fundamental Transaction" as defined in the Convertible Note includes a consolidation or merger of the Company with or into, or a sale, lease, license or other transfer or of the Company' assets to, another person, a business combination in which another person acquires more than 50% of the Company's voting stock, and a reorganization or recapitalization of the Company or reclassification of the Common Shares.
Ownership rate	10.00%						10.00%
Consolidated fixed charge coverage ratio	3.0						3.0						3.0
Debt conversion increments													$ 100,000
Initial conversion rate, per share													$ 3.00
Initial conversion rate, per ADS													$ 6.00
Number of shares of common stock debt is convertible into													25,253,670
Number of ADS debt is convertible into													12,626,835